Fair Value of Financial Instruments and Risk Management - Foreign Exchange Hedge Narrative (Details) - Foreign net investments - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unhedged foreign net investments	$ 8,780	$ 7,970
Designated as hedging instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Long-term debt designated as an effective hedge	$ 2,735	$ 3,441